                                          Semiannual Report, February 28, 2001
                                                       THE RUSHMORE FUND, INC.
                                4922 Fairmont Avenue, Bethesda, Maryland 20814
                                               (800) 343-3355   (301) 657-1500
--------------------------------------------------------------------------------


                                                                   April 9, 2001


Dear Shareholder:

As of February 28, 2001 the U.S. Government Bond Portfolio had an average maturity of 20.67 years. The Portfolio invests primarily in ten- and thirty-year Treasury issues with the objective of providing current income while maintaining safety of principal. For the six months ended February 28, 2001, the total return of the portfolio was 7.09%.

Signs of an economic slowdown in the U.S. surfaced during the fourth quarter of last year. The Federal Reserve acknowledged that the risks of a slowing economy were greater than the risks of higher inflation by sharply reducing the federal fund's rate during the first quarter of this year. The Federal Reserve should continue reducing short-term interest rates for the remainder of the year. Long-term Treasury yields may fall further, but unless the health of the economy is worse than expected, yields probably will not dip as much as they did in 2000.

                                 *   *   *   *

On April 1, 2001, Money Management Associates, the Portfolio's Adviser, became a subsidiary of Friedman, Billings, Ramsey Group, Inc., a New York Stock Exchange listed financial services company. The Adviser and its asset management affiliates, manage approximately $1.8 billion for numerous clients. We are pleased to be associated with the Friedman, Billings, Ramsey Group. Thank you for your support and we look forward to serving your investment needs.

Sincerely,


Daniel L. O'Connor
Chairman of the Board
                                                   Richard J. Garvey
                                                   President

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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STATEMENT OF NET ASSETS
February 28, 2001
(unaudited)

                                                           Face    Value (Note
                                                          Amount       1)
                                                        ---------- -----------
U.S. TREASURY OBLIGATIONS: 89.4%
 U.S. Treasury Notes, 5.625%, 4/15/08.................. $  900,000 $   937,363
 U.S. Treasury Notes, 4.750%, 11/15/08.................  1,500,000   1,480,254
 U.S. Treasury Bonds, 7.625%, 2/15/25..................  3,300,000   4,211,371
 U.S. Treasury Bonds, 6.875%, 8/15/25..................  4,000,000   4,713,692
                                                                   -----------
 Total U.S. Treasury Obligations (Cost $10,402,278)....             11,342,680
                                                                   -----------
REPURCHASE AGREEMENT: 10.2%
 With Fuji Securities, Inc. dated 02/28/01 at 5.2% to
  be repurchased at $1,289,357 on 03/01/01,
  collateralized by $1,317,600 in U.S. Treasury Bonds,
  due 11/15/08 (Cost $1,289,170).......................              1,289,170
                                                                   -----------
Total Investments: 99.6% (Cost $11,691,448)............             12,631,850
Other Assets less Liabilities: 0.4%....................                 48,261
                                                                   -----------
Net Assets: 100.0%.....................................            $12,680,111
                                                                   ===========
Net Asset Value Per Share (Based on 1,131,726 Shares
 Outstanding)..........................................                 $11.20
                                                                        ======
Net Assets Consist of:
 Paid-in Capital.......................................            $11,994,993
 Accumulated Net Realized Loss on Investments..........               (255,284)
 Net Unrealized Appreciation of Investments............                940,402
                                                                   -----------
 Net Assets............................................            $12,680,111
                                                                   ===========

Income Tax Information:
At February 28, 2001, the cost of the investment securities for Federal income tax purposes was $11,691,448. Net unrealized appreciation was $940,402 of which $970,333 related to appreciated investment securities and $29,931 related to depreciated investment securities.

At August 31, 2000, the Fund had capital loss carry forwards of $85,135 and $167,754 which expire on August 31, 2005 and 2008, respectively.

Other Information:
For the six months ended February 28, 2001, there were no purchases of securities, excluding short-term securities, and sales (including maturities) of securities were $98,844.

                      See Notes to Financial Statements.

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                                       2

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
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--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2001
(unaudited)

Interest Income (Note 1).............................................. $337,151
                                                                       --------
Expenses
 Investment Advisory Fee (Note 2).....................................   29,830
 Administrative Fee (Note 2)..........................................   17,898
 Interest Expense.....................................................        5
                                                                       --------
  Total Expenses......................................................   47,733
                                                                       --------
Net Investment Income.................................................  289,418
                                                                       --------
Net Realized Loss on Investment Transactions..........................   (2,395)
Change in Net Unrealized Appreciation of Investments..................  563,280
                                                                       --------
Net Gain on Investments...............................................  560,885
                                                                       --------
Net Increase in Net Assets Resulting from Operations.................. $850,303
                                                                       ========


                       See Notes to Financial Statements.


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                                       3

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Six
                                                 Months Ended     For the Year
                                               February 28, 2001      Ended
                                                  (unaudited)    August 31, 2000
                                                  -----------      -----------
Increase in Net Assets
Operations
 Net Investment Income........................    $   289,418      $   602,642
 Net Realized Loss on Investment Transactions.         (2,395)        (167,754)
 Change in Net Unrealized
  Appreciation/Depreciation of Investments....        563,280          711,405
                                                  -----------      -----------
  Net Increase in Net Assets Resulting from
   Operations.................................        850,303        1,146,293
                                                  -----------      -----------
Distributions to Shareholders
 From Net Investment Income...................       (289,418)        (602,642)
                                                  -----------      -----------
Share Transactions
 Net Proceeds from Sales of Shares............      6,310,844       10,651,038
 Reinvestment of Distributions................        266,021          549,700
 Cost of Shares Redeemed......................     (6,246,669)     (12,792,513)
                                                  -----------      -----------
  Net Increase (Decrease) in Net Assets
   Resulting from Share Transactions..........        330,196       (1,591,775)
                                                  -----------      -----------
  Total Increase (Decrease) in Net Assets.....        891,081       (1,048,124)
Net Assets--Beginning of Period...............     11,789,030       12,837,154
                                                  -----------      -----------
Net Assets--End of Period.....................    $12,680,111      $11,789,030
                                                  ===========      ===========
Shares
 Sold.........................................        582,904        1,043,790
 Issued in Reinvestment of Distributions......         24,355           53,658
 Redeemed.....................................       (576,411)      (1,258,527)
                                                  -----------      -----------
  Net Increase (Decrease) in Shares...........         30,848         (161,079)
                                                  ===========      ===========

                       See Notes to Financial Statements.

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                                       4

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                          For the Six
                          Months Ended
                          February 28,
                              2001         For the Years Ended August 31,
                          (unaudited)   2000     1999     1998     1997     1996
                            -------    -------  -------  -------  -------
Per Share Operating
 Performance:
 Net Asset Value--
  Beginning of Period...    $ 10.71    $ 10.17  $ 11.27  $  9.92  $  9.39  $  9.89
                            -------    -------  -------  -------  -------  -------
 Income from Investment
  Operations:
  Net Investment Income.       0.26       0.52     0.50     0.53     0.55     0.56
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investments..........       0.49       0.54    (1.10)    1.35     0.55    (0.50)
                            -------    -------  -------  -------  -------  -------
   Total from Investment
    Operations..........       0.75       1.06    (0.60)    1.88     1.10     0.06
                            -------    -------  -------  -------  -------  -------
 Distributions to
  Shareholders:
  From Net Investment
   Income...............      (0.26)     (0.52)   (0.50)   (0.53)   (0.55)   (0.56)
  From Net Realized
   Gain.................        --         --       --       --     (0.02)     --
                            -------    -------  -------  -------  -------  -------
   Total Distributions..      (0.26)     (0.52)   (0.50)   (0.53)   (0.57)   (0.56)
                            -------    -------  -------  -------  -------  -------
 Net Increase (Decrease)
  in Net Asset Value....       0.49       0.54    (1.10)    1.35     0.53    (0.50)
                            -------    -------  -------  -------  -------  -------
 Net Asset Value--End of
  Period................    $ 11.20    $ 10.71  $ 10.17  $ 11.27  $  9.92  $  9.39
                            =======    =======  =======  =======  =======  =======
Total Investment Return.      7.09%A    10.82%  (5.51)%   19.35%   11.94%    0.41%
Ratios to Average Net
 Assets:
 Expenses...............      0.80%B     0.80%    0.80%    0.80%    0.80%    0.80%
 Net Investment Income..      4.85%B     5.12%    4.57%    4.98%    5.60%    5.59%
Supplementary Data:
 Portfolio Turnover
  Rate..................        --          9%      46%      49%      19%      95%
 Net Assets at End of
  Period (in thousands).    $12,680    $11,789  $12,837  $27,260  $15,212  $21,424
 Number of Shares Out-
  standing at End of Pe-
  riod (in thousands)...      1,132      1,101    1,262    2,419    1,534    2,281

-------------------------
A Total Investment Return for periods of less than one year are not annualized. B Annualized

                       See Notes to Financial Statements.

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                                       5

                                                       THE RUSHMORE FUND, INC.
                                                U.S. Government Bond Portfolio
-------------------------------------------------------------------------------
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NOTES TO FINANCIAL STATEMENTS
February 28, 2001
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Rushmore Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of one portfolio, the U.S. Government Bond Portfolio. On February 28, 2001, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

  (a) Securities of the U.S. Government Bond Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolio's securities in good faith.

  (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gain and loss from security transactions are computed on an identified cost basis.

  (c) Net investment income is computed and dividends are declared daily in the U.S. Government Bond Portfolio. Income dividends in this portfolio are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

  (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 Investment advisory and management services are provided by Money Management Associates (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.50% of the average daily net assets. Certain Officers and Directors of the Fund are affiliated with the Adviser.

 Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Funds assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.30% of the average daily net assets of the Fund. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at February 28, 2001.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

 On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction was approved April 1, 2001.


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                                                         THE RUSHMORE FUND, INC.











                                                               SEMIANNUAL REPORT
















                                                               FEBRUARY 28, 2001